Document and Entity Information	Aug. 01, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000880631
Document Type	8-K
Document Period End Date	Aug. 01, 2019
Entity Registrant Name	WisdomTree Investments, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-10932
Entity Tax Identification Number	13-3487784
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	(212)
Local Phone Number	801-2080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WETF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false